Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000032838 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000032838 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000032838 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000032838 | FR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000032838 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000032838 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000032838 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000032838 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000032838 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000032838 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000032838 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000032838 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000032838 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000032838 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000032838 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000032838 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000032838 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000032838 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000032838 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000032838 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000032838 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000032838 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000032838 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	59.80%
C000032838 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000032838 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000032838 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000032838 | AssetAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000032838 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000032838 | AssetExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000032838 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000032840 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000032840 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000032840 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000032840 | FR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000032840 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000032840 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000032840 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000032840 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000032840 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000032840 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000032840 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000032840 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000032840 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000032840 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000032840 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000032840 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000032840 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000032840 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000032840 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000032840 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000032840 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000032840 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000032840 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	59.80%
C000032840 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000032840 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000032840 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000032840 | AssetAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000032840 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000032840 | AssetExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000032840 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000094665 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000094665 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000094665 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000094665 | FR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000094665 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000094665 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000094665 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000094665 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000094665 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000094665 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000094665 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000094665 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000094665 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000094665 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000094665 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000094665 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000094665 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000094665 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000094665 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000094665 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000094665 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000094665 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000094665 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	59.80%
C000094665 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000094665 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000094665 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000094665 | AssetAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000094665 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000094665 | AssetExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000094665 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253713 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000253713 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000253713 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000253713 | FR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000253713 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000253713 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253713 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253713 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253713 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253713 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253713 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000253713 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000253713 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000253713 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000253713 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000253713 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000253713 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000253713 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253713 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253713 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253713 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000253713 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000253713 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	59.80%
C000253713 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000253713 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000253713 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000253713 | AssetAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000253713 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000253713 | AssetExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000253713 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000094667 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000094667 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000094667 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000094667 | FR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000094667 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000094667 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000094667 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000094667 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000094667 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000094667 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000094667 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000094667 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000094667 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000094667 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000094667 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000094667 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000094667 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000094667 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000094667 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000094667 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000094667 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000094667 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000094667 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	59.80%
C000094667 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000094667 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000094667 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000094667 | AssetAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000094667 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000094667 | AssetExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000094667 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000122660 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000122660 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000122660 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000122660 | FR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000122660 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000122660 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000122660 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000122660 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000122660 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000122660 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000122660 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000122660 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000122660 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000122660 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000122660 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000122660 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000122660 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000122660 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000122660 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000122660 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000122660 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000122660 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000122660 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	59.80%
C000122660 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000122660 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000122660 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000122660 | AssetAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000122660 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000122660 | AssetExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000122660 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000032842 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000032842 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000032842 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000032842 | FR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000032842 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000032842 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000032842 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000032842 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000032842 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000032842 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000032842 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000032842 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000032842 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000032842 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000032842 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000032842 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000032842 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000032842 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000032842 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000032842 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000032842 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000032842 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000032842 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	59.80%
C000032842 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000032842 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000032842 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000032842 | AssetAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000032842 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000032842 | AssetExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000032842 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000032888 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000032888 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000032888 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000032888 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000032888 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000032888 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000032888 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000032888 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000032888 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000032888 | FR_438516106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000032888 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000032888 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000032888 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000032888 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000032888 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000032888 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000032888 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000032888 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000032888 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000032888 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000032888 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000032888 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000032888 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000032890 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000032890 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000032890 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000032890 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000032890 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000032890 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000032890 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000032890 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000032890 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000032890 | FR_438516106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000032890 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000032890 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000032890 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000032890 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000032890 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000032890 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000032890 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000032890 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000032890 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000032890 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000032890 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000032890 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000032890 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000094681 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000094681 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000094681 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000094681 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000094681 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000094681 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000094681 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000094681 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000094681 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000094681 | FR_438516106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000094681 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000094681 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000094681 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000094681 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000094681 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000094681 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000094681 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000094681 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000094681 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000094681 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000094681 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000094681 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000094681 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253719 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000253719 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000253719 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000253719 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000253719 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000253719 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000253719 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000253719 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000253719 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253719 | FR_438516106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253719 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000253719 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000253719 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000253719 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000253719 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000253719 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000253719 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000253719 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253719 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253719 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000253719 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000253719 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000253719 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000122667 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000122667 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000122667 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000122667 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000122667 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000122667 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000122667 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000122667 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000122667 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000122667 | FR_438516106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000122667 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000122667 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000122667 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000122667 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000122667 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000122667 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000122667 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000122667 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000122667 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000122667 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000122667 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000122667 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000122667 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000122668 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000122668 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000122668 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000122668 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000122668 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000122668 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000122668 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000122668 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000122668 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000122668 | FR_438516106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000122668 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000122668 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000122668 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000122668 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000122668 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000122668 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000122668 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000122668 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000122668 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000122668 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000122668 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000122668 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000122668 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000032893 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000032893 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000032893 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000032893 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000032893 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000032893 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000032893 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000032893 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000032893 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000032893 | FR_438516106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000032893 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000032893 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000032893 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000032893 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000032893 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000032893 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000032893 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000032893 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000032893 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000032893 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000032893 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000032893 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000032893 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000061809 | FR_871456992
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000061809 | FR_796611994
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000061809 | FR_449060995
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000061809 | FR_880324991
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000061809 | FR_BK6YZP5
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000061809 | FR_G6683N103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000061809 | FR_6005214
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000061809 | FR_6440859
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000061809 | FR_905667994
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000061809 | FR_G0378L100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000061809 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000061809 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	40.30%
C000061809 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000061809 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000061809 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000061809 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000061809 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000061809 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000061809 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000061809 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000061809 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000061809 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000061809 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000061809 | China
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000061809 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000061809 | India
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000061809 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000061809 | Greece
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000061809 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000061809 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000061809 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000061809 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000061810 | FR_871456992
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000061810 | FR_796611994
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000061810 | FR_449060995
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000061810 | FR_880324991
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000061810 | FR_BK6YZP5
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000061810 | FR_G6683N103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000061810 | FR_6005214
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000061810 | FR_6440859
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000061810 | FR_905667994
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000061810 | FR_G0378L100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000061810 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000061810 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	40.30%
C000061810 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000061810 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000061810 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000061810 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000061810 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000061810 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000061810 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000061810 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000061810 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000061810 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000061810 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000061810 | China
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000061810 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000061810 | India
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000061810 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000061810 | Greece
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000061810 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000061810 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000061810 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000061810 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000253721 | FR_871456992
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000253721 | FR_796611994
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000253721 | FR_449060995
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000253721 | FR_880324991
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000253721 | FR_BK6YZP5
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000253721 | FR_G6683N103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253721 | FR_6005214
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253721 | FR_6440859
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253721 | FR_905667994
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253721 | FR_G0378L100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253721 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000253721 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	40.30%
C000253721 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000253721 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000253721 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000253721 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000253721 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000253721 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253721 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253721 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000253721 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000253721 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000253721 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000253721 | China
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000253721 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000253721 | India
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000253721 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000253721 | Greece
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000253721 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000253721 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000253721 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253721 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000121798 | FR_871456992
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000121798 | FR_796611994
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000121798 | FR_449060995
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000121798 | FR_880324991
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000121798 | FR_BK6YZP5
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000121798 | FR_G6683N103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000121798 | FR_6005214
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000121798 | FR_6440859
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000121798 | FR_905667994
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000121798 | FR_G0378L100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000121798 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000121798 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	40.30%
C000121798 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000121798 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000121798 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000121798 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000121798 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000121798 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000121798 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000121798 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000121798 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000121798 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000121798 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000121798 | China
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000121798 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000121798 | India
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000121798 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000121798 | Greece
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000121798 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000121798 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000121798 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000121798 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000122684 | FR_871456992
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000122684 | FR_796611994
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000122684 | FR_449060995
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000122684 | FR_880324991
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000122684 | FR_BK6YZP5
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000122684 | FR_G6683N103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000122684 | FR_6005214
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000122684 | FR_6440859
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000122684 | FR_905667994
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000122684 | FR_G0378L100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000122684 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000122684 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	40.30%
C000122684 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000122684 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000122684 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000122684 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000122684 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000122684 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000122684 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000122684 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000122684 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000122684 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000122684 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000122684 | China
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000122684 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000122684 | India
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000122684 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000122684 | Greece
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000122684 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000122684 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000122684 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000122684 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000061811 | FR_871456992
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000061811 | FR_796611994
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000061811 | FR_449060995
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000061811 | FR_880324991
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000061811 | FR_BK6YZP5
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000061811 | FR_G6683N103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000061811 | FR_6005214
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000061811 | FR_6440859
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000061811 | FR_905667994
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000061811 | FR_G0378L100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000061811 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000061811 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	40.30%
C000061811 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000061811 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000061811 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000061811 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000061811 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000061811 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000061811 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000061811 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000061811 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000061811 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000061811 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000061811 | China
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000061811 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000061811 | India
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000061811 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000061811 | Greece
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000061811 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000061811 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000061811 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000061811 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000032877 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000032877 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000032877 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000032877 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000032877 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000032877 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000032877 | FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000032877 | FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000032877 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000032877 | FR_N07059210
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000032877 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000032877 | Semiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000032877 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000032877 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000032877 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000032877 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000032877 | Internet Services & Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000032877 | Electronic Components
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000032877 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	79.90%
C000032877 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000032877 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000032877 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000032877 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000032877 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000032877 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000032879 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000032879 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000032879 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000032879 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000032879 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000032879 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000032879 | FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000032879 | FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000032879 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000032879 | FR_N07059210
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000032879 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000032879 | Semiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000032879 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000032879 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000032879 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000032879 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000032879 | Internet Services & Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000032879 | Electronic Components
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000032879 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	79.90%
C000032879 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000032879 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000032879 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000032879 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000032879 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000032879 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253718 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000253718 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000253718 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000253718 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000253718 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000253718 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000253718 | FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000253718 | FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000253718 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000253718 | FR_N07059210
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000253718 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000253718 | Semiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000253718 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000253718 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000253718 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000253718 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000253718 | Internet Services & Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253718 | Electronic Components
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253718 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	79.90%
C000253718 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000253718 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000253718 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000253718 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253718 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000253718 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000122665 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000122665 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000122665 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000122665 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000122665 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000122665 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000122665 | FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000122665 | FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000122665 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000122665 | FR_N07059210
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000122665 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000122665 | Semiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000122665 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000122665 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000122665 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000122665 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000122665 | Internet Services & Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000122665 | Electronic Components
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000122665 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	79.90%
C000122665 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000122665 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000122665 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000122665 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000122665 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000122665 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000169173 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000169173 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000169173 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000169173 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000169173 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000169173 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000169173 | FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000169173 | FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000169173 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000169173 | FR_N07059210
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000169173 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000169173 | Semiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000169173 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000169173 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000169173 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000169173 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000169173 | Internet Services & Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000169173 | Electronic Components
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000169173 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	79.90%
C000169173 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000169173 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000169173 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000169173 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000169173 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000169173 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000032881 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000032881 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000032881 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000032881 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000032881 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000032881 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000032881 | FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000032881 | FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000032881 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000032881 | FR_N07059210
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000032881 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000032881 | Semiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000032881 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000032881 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000032881 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000032881 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000032881 | Internet Services & Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000032881 | Electronic Components
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000032881 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	79.90%
C000032881 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000032881 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000032881 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000032881 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000032881 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000032881 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000032843 | FR_871456992
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000032843 | FR_880324991
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000032843 | FR_BK6YZP5
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000032843 | FR_169244993
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000032843 | FR_B01FLR7
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000032843 | FR_Y9892H990
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000032843 | FR_BHQPSY7
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000032843 | FR_722304102
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000032843 | FR_BD5C7M2
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000032843 | FR_BM93SF4
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000032843 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000032843 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000032843 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000032843 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000032843 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000032843 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000032843 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000032843 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000032843 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000032843 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000032843 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000032843 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000179749 | FR_871456992
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000179749 | FR_880324991
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000179749 | FR_BK6YZP5
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000179749 | FR_169244993
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000179749 | FR_B01FLR7
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000179749 | FR_Y9892H990
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000179749 | FR_BHQPSY7
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000179749 | FR_722304102
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000179749 | FR_BD5C7M2
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000179749 | FR_BM93SF4
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000179749 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000179749 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000179749 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000179749 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000179749 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000179749 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000179749 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000179749 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000179749 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000179749 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000179749 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000179749 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000032846 | FR_871456992
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000032846 | FR_880324991
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000032846 | FR_BK6YZP5
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000032846 | FR_169244993
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000032846 | FR_B01FLR7
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000032846 | FR_Y9892H990
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000032846 | FR_BHQPSY7
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000032846 | FR_722304102
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000032846 | FR_BD5C7M2
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000032846 | FR_BM93SF4
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000032846 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000032846 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000032846 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000032846 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000032846 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000032846 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000032846 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000032846 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000032846 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000032846 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000032846 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000032846 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000032872 | FR_871456992
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000032872 | FR_796611994
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000032872 | FR_888696994
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000032872 | FR_434510996
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000032872 | FR_067250993
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000032872 | FR_450740972
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000032872 | FR_BTK05J6
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000032872 | FR_BN7SWP6
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000032872 | FR_780087995
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000032872 | FR_686475997
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000032872 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000032872 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000032872 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000032872 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000032872 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000032872 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000032872 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000032872 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000032872 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000032872 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000032872 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000032872 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000032872 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000032872 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000032872 | Japan
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000032872 | United States
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000032872 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000032872 | France
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000032872 | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000032872 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000032872 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000253717 | FR_871456992
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000253717 | FR_796611994
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000253717 | FR_888696994
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000253717 | FR_434510996
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000253717 | FR_067250993
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000253717 | FR_450740972
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000253717 | FR_BTK05J6
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253717 | FR_BN7SWP6
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253717 | FR_780087995
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253717 | FR_686475997
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253717 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000253717 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000253717 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000253717 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000253717 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000253717 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000253717 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000253717 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000253717 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000253717 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000253717 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000253717 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000253717 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000253717 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000253717 | Japan
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000253717 | United States
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000253717 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000253717 | France
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000253717 | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000253717 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000253717 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000138362 | FR_871456992
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000138362 | FR_796611994
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000138362 | FR_888696994
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000138362 | FR_434510996
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000138362 | FR_067250993
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000138362 | FR_450740972
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000138362 | FR_BTK05J6
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000138362 | FR_BN7SWP6
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000138362 | FR_780087995
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000138362 | FR_686475997
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000138362 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000138362 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000138362 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000138362 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000138362 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000138362 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000138362 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000138362 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000138362 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000138362 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000138362 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000138362 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000138362 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000138362 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000138362 | Japan
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000138362 | United States
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000138362 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000138362 | France
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000138362 | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000138362 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000138362 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000078988 | FR_871456992
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000078988 | FR_796611994
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000078988 | FR_888696994
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000078988 | FR_434510996
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000078988 | FR_067250993
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000078988 | FR_450740972
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000078988 | FR_BTK05J6
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000078988 | FR_BN7SWP6
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000078988 | FR_780087995
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000078988 | FR_686475997
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000078988 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000078988 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000078988 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000078988 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000078988 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000078988 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000078988 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000078988 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000078988 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000078988 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000078988 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000078988 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000078988 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000078988 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000078988 | Japan
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000078988 | United States
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000078988 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000078988 | France
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000078988 | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000078988 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000078988 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000032876 | FR_871456992
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000032876 | FR_796611994
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000032876 | FR_888696994
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000032876 | FR_434510996
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000032876 | FR_067250993
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000032876 | FR_450740972
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000032876 | FR_BTK05J6
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000032876 | FR_BN7SWP6
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000032876 | FR_780087995
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000032876 | FR_686475997
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000032876 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000032876 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000032876 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000032876 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000032876 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000032876 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000032876 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000032876 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000032876 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000032876 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000032876 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000032876 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000032876 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000032876 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000032876 | Japan
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000032876 | United States
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000032876 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000032876 | France
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000032876 | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000032876 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000032876 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000032847 | FR_92537N108
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000032847 | FR_443201108
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000032847 | FR_874054109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000032847 | FR_199908104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000032847 | FR_18915M107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000032847 | FR_15118V207
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000032847 | FR_876030107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000032847 | FR_147528103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000032847 | FR_G8068L108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000032847 | FR_144285103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000032847 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000032847 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000032847 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000032847 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000032847 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000032847 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000032847 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000032847 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000032847 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000032847 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000032847 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.70%
C000032847 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000032849 | FR_92537N108
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000032849 | FR_443201108
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000032849 | FR_874054109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000032849 | FR_199908104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000032849 | FR_18915M107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000032849 | FR_15118V207
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000032849 | FR_876030107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000032849 | FR_147528103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000032849 | FR_G8068L108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000032849 | FR_144285103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000032849 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000032849 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000032849 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000032849 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000032849 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000032849 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000032849 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000032849 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000032849 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000032849 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000032849 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.70%
C000032849 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000253714 | FR_92537N108
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000253714 | FR_443201108
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000253714 | FR_874054109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000253714 | FR_199908104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253714 | FR_18915M107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253714 | FR_15118V207
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253714 | FR_876030107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253714 | FR_147528103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253714 | FR_G8068L108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253714 | FR_144285103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253714 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000253714 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000253714 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253714 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000253714 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000253714 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000253714 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000253714 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000253714 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253714 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000253714 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.70%
C000253714 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000094669 | FR_92537N108
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000094669 | FR_443201108
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000094669 | FR_874054109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000094669 | FR_199908104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000094669 | FR_18915M107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000094669 | FR_15118V207
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000094669 | FR_876030107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000094669 | FR_147528103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000094669 | FR_G8068L108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000094669 | FR_144285103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000094669 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000094669 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000094669 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000094669 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000094669 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000094669 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000094669 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000094669 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000094669 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000094669 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000094669 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.70%
C000094669 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000078986 | FR_92537N108
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000078986 | FR_443201108
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000078986 | FR_874054109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000078986 | FR_199908104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000078986 | FR_18915M107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000078986 | FR_15118V207
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000078986 | FR_876030107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000078986 | FR_147528103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000078986 | FR_G8068L108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000078986 | FR_144285103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000078986 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000078986 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000078986 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000078986 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000078986 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000078986 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000078986 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000078986 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000078986 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000078986 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000078986 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.70%
C000078986 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000032854 | FR_92537N108
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000032854 | FR_443201108
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000032854 | FR_874054109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000032854 | FR_199908104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000032854 | FR_18915M107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000032854 | FR_15118V207
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000032854 | FR_876030107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000032854 | FR_147528103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000032854 | FR_G8068L108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000032854 | FR_144285103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000032854 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000032854 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000032854 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000032854 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000032854 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000032854 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000032854 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000032854 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000032854 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000032854 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000032854 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.70%
C000032854 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000032868 | FR_15118V207
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000032868 | FR_144285103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000032868 | FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000032868 | FR_55024U109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000032868 | FR_45867G101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000032868 | FR_44930G107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000032868 | FR_95082P105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000032868 | FR_093712107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000032868 | FR_82982L103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000032868 | FR_589378108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000032868 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000032868 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000032868 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000032868 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000032868 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000032868 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000032868 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000032868 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000032868 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000032868 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000032868 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000032868 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000032870 | FR_15118V207
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000032870 | FR_144285103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000032870 | FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000032870 | FR_55024U109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000032870 | FR_45867G101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000032870 | FR_44930G107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000032870 | FR_95082P105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000032870 | FR_093712107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000032870 | FR_82982L103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000032870 | FR_589378108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000032870 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000032870 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000032870 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000032870 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000032870 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000032870 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000032870 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000032870 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000032870 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000032870 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000032870 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000032870 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000094677 | FR_15118V207
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000094677 | FR_144285103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000094677 | FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000094677 | FR_55024U109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000094677 | FR_45867G101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000094677 | FR_44930G107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000094677 | FR_95082P105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000094677 | FR_093712107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000094677 | FR_82982L103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000094677 | FR_589378108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000094677 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000094677 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000094677 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000094677 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000094677 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000094677 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000094677 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000094677 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000094677 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000094677 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000094677 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000094677 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000253716 | FR_15118V207
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000253716 | FR_144285103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253716 | FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253716 | FR_55024U109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253716 | FR_45867G101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253716 | FR_44930G107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253716 | FR_95082P105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253716 | FR_093712107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253716 | FR_82982L103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253716 | FR_589378108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253716 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000253716 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000253716 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000253716 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000253716 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000253716 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000253716 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000253716 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000253716 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000253716 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253716 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000253716 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000121792 | FR_15118V207
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000121792 | FR_144285103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000121792 | FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000121792 | FR_55024U109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000121792 | FR_45867G101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000121792 | FR_44930G107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000121792 | FR_95082P105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000121792 | FR_093712107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000121792 | FR_82982L103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000121792 | FR_589378108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000121792 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000121792 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000121792 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000121792 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000121792 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000121792 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000121792 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000121792 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000121792 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000121792 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000121792 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000121792 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000078987 | FR_15118V207
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000078987 | FR_144285103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000078987 | FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000078987 | FR_55024U109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000078987 | FR_45867G101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000078987 | FR_44930G107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000078987 | FR_95082P105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000078987 | FR_093712107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000078987 | FR_82982L103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000078987 | FR_589378108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000078987 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000078987 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000078987 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000078987 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000078987 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000078987 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000078987 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000078987 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000078987 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000078987 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000078987 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000078987 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000032871 | FR_15118V207
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000032871 | FR_144285103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000032871 | FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000032871 | FR_55024U109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000032871 | FR_45867G101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000032871 | FR_44930G107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000032871 | FR_95082P105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000032871 | FR_093712107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000032871 | FR_82982L103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000032871 | FR_589378108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000032871 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000032871 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000032871 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000032871 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000032871 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000032871 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000032871 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000032871 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000032871 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000032871 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000032871 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000032871 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000029358 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000029358 | 0.0072784831287298218118590705
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000029358 | 0.0162935982715955146855478082
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000029358 | 0.6423736609453416126455101522
Holdings [Line Items]
Percent of Net Asset Value	64.20%
C000029358 | 0.0265401159718670761468462521
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000029358 | 0.0162923037847089316181680315
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000029358 | 0.5445593899824275722270536967
Holdings [Line Items]
Percent of Net Asset Value	54.50%
C000029358 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000029358 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000029358 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000029358 | AssetAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000029358 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000029358 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000029358 | AssetSenior Loans
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000029360 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000029360 | 0.0072784831287298218118590705
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000029360 | 0.0162935982715955146855478082
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000029360 | 0.6423736609453416126455101522
Holdings [Line Items]
Percent of Net Asset Value	64.20%
C000029360 | 0.0265401159718670761468462521
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000029360 | 0.0162923037847089316181680315
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000029360 | 0.5445593899824275722270536967
Holdings [Line Items]
Percent of Net Asset Value	54.50%
C000029360 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000029360 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000029360 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000029360 | AssetAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000029360 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000029360 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000029360 | AssetSenior Loans
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000094661 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000094661 | 0.0072784831287298218118590705
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000094661 | 0.0162935982715955146855478082
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000094661 | 0.6423736609453416126455101522
Holdings [Line Items]
Percent of Net Asset Value	64.20%
C000094661 | 0.0265401159718670761468462521
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000094661 | 0.0162923037847089316181680315
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000094661 | 0.5445593899824275722270536967
Holdings [Line Items]
Percent of Net Asset Value	54.50%
C000094661 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000094661 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000094661 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000094661 | AssetAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000094661 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000094661 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000094661 | AssetSenior Loans
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000253710 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000253710 | 0.0072784831287298218118590705
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000253710 | 0.0162935982715955146855478082
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253710 | 0.6423736609453416126455101522
Holdings [Line Items]
Percent of Net Asset Value	64.20%
C000253710 | 0.0265401159718670761468462521
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000253710 | 0.0162923037847089316181680315
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253710 | 0.5445593899824275722270536967
Holdings [Line Items]
Percent of Net Asset Value	54.50%
C000253710 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000253710 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000253710 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000253710 | AssetAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000253710 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000253710 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000253710 | AssetSenior Loans
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000094663 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000094663 | 0.0072784831287298218118590705
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000094663 | 0.0162935982715955146855478082
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000094663 | 0.6423736609453416126455101522
Holdings [Line Items]
Percent of Net Asset Value	64.20%
C000094663 | 0.0265401159718670761468462521
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000094663 | 0.0162923037847089316181680315
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000094663 | 0.5445593899824275722270536967
Holdings [Line Items]
Percent of Net Asset Value	54.50%
C000094663 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000094663 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000094663 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000094663 | AssetAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000094663 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000094663 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000094663 | AssetSenior Loans
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000129839 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000129839 | 0.0072784831287298218118590705
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000129839 | 0.0162935982715955146855478082
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000129839 | 0.6423736609453416126455101522
Holdings [Line Items]
Percent of Net Asset Value	64.20%
C000129839 | 0.0265401159718670761468462521
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000129839 | 0.0162923037847089316181680315
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000129839 | 0.5445593899824275722270536967
Holdings [Line Items]
Percent of Net Asset Value	54.50%
C000129839 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000129839 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000129839 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000129839 | AssetAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000129839 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000129839 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000129839 | AssetSenior Loans
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000029362 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000029362 | 0.0072784831287298218118590705
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000029362 | 0.0162935982715955146855478082
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000029362 | 0.6423736609453416126455101522
Holdings [Line Items]
Percent of Net Asset Value	64.20%
C000029362 | 0.0265401159718670761468462521
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000029362 | 0.0162923037847089316181680315
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000029362 | 0.5445593899824275722270536967
Holdings [Line Items]
Percent of Net Asset Value	54.50%
C000029362 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000029362 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000029362 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000029362 | AssetAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000029362 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000029362 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000029362 | AssetSenior Loans
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000179757 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000179757 | 0.0278973896866341471395105103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000179757 | 0.0005672410105246715020201466
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000179757 | 0.2406218324417878026471284075
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000179757 | 0.4659643453196578916196748865
Holdings [Line Items]
Percent of Net Asset Value	46.60%
C000179757 | 0.0792776422755779543355501949
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000179757 | 0.1315175313715413032797660406
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000179757 | 0.4436246399983318052662299096
Holdings [Line Items]
Percent of Net Asset Value	44.40%
C000179757 | 0.3807838832514841497457155151
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000179757 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000179757 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000179757 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000179757 | AssetAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000179757 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	40.70%
C000179757 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000179757 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000179757 | AssetSenior Loans
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000199958 | FR_434510996
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000199958 | FR_067250993
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000199958 | FR_070591995
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000199958 | FR_722002995
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000199958 | FR_631473998
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000199958 | FR_046355996
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000199958 | FR_B0DJ8Q5
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000199958 | FR_803053990
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000199958 | FR_456625995
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000199958 | FR_06738E998
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000199958 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000199958 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000199958 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000199958 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000199958 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000199958 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000199958 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000199958 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000199958 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000199958 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000199958 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000199958 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000199958 | China
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000199958 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000199958 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000199958 | Japan
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000199958 | United States
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000199958 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000199958 | France
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000199958 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000199958 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000199958 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000179756 | FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000179756 | FR_147448104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000179756 | FR_78473E103
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000179756 | FR_525558201
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000179756 | FR_589889104
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000179756 | FR_33767E202
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000179756 | FR_057665200
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000179756 | FR_296315104
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000179756 | FR_67000B104
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000179756 | FR_21044C107
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000179756 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000179756 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000179756 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000179756 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000179756 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000179756 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000179756 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000179756 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000179756 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000179756 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000179756 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000179756 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000179756 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000179755 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000179755 | 0.0069837416629633890958294370
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000179755 | 0.1165435368891388620297186444
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000179755 | 0.0230657572594370961763027852
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000179755 | 0.0019352976462552725168291396
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000179755 | 0.2343305396291501536503897049
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000179755 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000179755 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000179755 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000179755 | AssetAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000179755 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000179755 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000179755 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000179755 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000215205 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000215205 | 0.0313423386826004506383440617
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000215205 | 0.116868428796681495901740814
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000215205 | 0.6352511990050021060547718862
Holdings [Line Items]
Percent of Net Asset Value	63.50%
C000215205 | 0.0251268789453648756594537336
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000215205 | 0.3783205732115963722253543843
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000215205 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	52.40%
C000215205 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000215205 | AssetAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000215205 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000215205 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000215205 | AssetSenior Loans
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000215205 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000214277 | FR_671745693
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000214277 | FR_411609993
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000214277 | FR_BVLKBV3
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000214277 | FR_B01RM2596
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000214277 | FR_BH0VTS2
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000214277 | FR_888703998
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000214277 | FR_800810996
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000214277 | FR_824405997
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000214277 | FR_892333998
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000214277 | FR_BMDZN39
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000214277 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000214277 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000214277 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000214277 | Financials
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000214277 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000214277 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000214277 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000214277 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000214277 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000214277 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000214277 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000214277 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000214277 | Greece
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000214277 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000214277 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000214277 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000214277 | Japan
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000214277 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000214277 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000214277 | Italy
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000214277 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000214277 | Norway
Holdings [Line Items]
Percent of Net Asset Value	2.60%